SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

The currency of the primary economic environment in which the operations of Jacada and certain subsidiaries are conducted is the U.S. dollar ("dollar"); thus, the dollar is the functional currency of Jacada and certain subsidiaries.

Jacada and certain subsidiaries' transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars in accordance with Accounting Standard Codification ("ASC") 830, "Foreign Currency Matters". All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of operations as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statements of operations items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income in shareholders' equity.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of Jacada and its wholly-owned subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation. Certain prior period amounts have been reclassified to conform to current period presentation.

d.	Cash equivalents:

Cash equivalents are short-term, highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition.

e.	Investments in marketable securities:

The Company accounts for investments in equity marketable securities in accordance with ASC 320, "Investments - Debt and Equity Securities".

Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classifies all of its securities as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, reported in accumulated other comprehensive income in shareholders' equity. Gains and losses are recognized when realized, on a specific identification basis, in the Company's consolidated statements of operations.
For equity securities, an entity is required to recognize in earnings all declines in fair value below the cost basis that are considered other than temporary. However, if the entity evaluates that the impairment is not other-than-temporary but does not have the intent and ability to hold the equity security until the anticipated recovery of its cost basis, an impairment loss is recognized in earnings.

The Company reviews various factors in determining whether it should recognize an impairment charge for its marketable securities, including its intent and ability to hold the investment for a period of time sufficient for any anticipated recovery in market value, the length of time and extent to which the fair value has been less than its cost basis, the credit ratings of the securities and the financial condition and near-term prospects of the issuer.

Based on the Company's consideration of these factors, the Company recorded an other-than-temporary impairment of $ 336 to financial expenses in 2011, due to a continued decrease in their market value of several of its equity marketable securities. No other-than-temporary impairments were identified in 2013 and 2012. The gain on sale of marketable securities previously impaired for the years ended December 31, 2013, 2012 and 2011 amounted to $ 48, $ 163 and $ 9, respectively.

f.	Restricted cash:

Restricted cash is invested in bank deposits, which are pledged in favor of the banks which provide to the Company guarantees with respect to office lease agreements, credit card, hedging transactions and car leasing.

g.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and peripheral equipment	10 - 33
Office furniture and equipment	6 - 15
Motor Vehicles	17
Leasehold improvements	Over the shorter of the related lease period (including option terms) or the life of the asset

h.	Impairment of long-lived assets:

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360, "Property Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. In 2013, 2012 and 2011, no impairment losses were identified.

i.	Research and development costs:

Research and development costs are charged to the statement of operations as incurred. ASC 985-20 "Costs of Software to Be Sold, Leased, or Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. No material costs are incurred by the Company between the completion of the working model and the point at which the products are ready for general release. Therefore, research and development costs have been expensed as incurred.

j.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This Statement prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement. As of December 31, 2013 and 2012, the company has not recorded a liability for uncertain tax positions.

k.	Revenue recognition:

The Company derives its revenue principally from:

•	the initial sales of licenses to use the Company's products, including professional services such as customization, implementation and integration services,
•	incremental license fees resulting from a customer's increase in agent licenses required,
•	post-implementation consulting and integration services for the Company's solutions, and
•
the recurring revenue from ongoing support and maintenance, also called post-contract support or PCS, which includes telephone support, bug repairs, and rights to receive upgrades and enhancements to licensed software on a when-and-if-available basis.

Sales of software licenses are recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable, and collectability is probable. The Company considers all arrangements with payment terms extending beyond six months from the delivery of the elements, not to be fixed or determinable. If the fee is not fixed or determinable, revenue is recognized as payments become due from the customer, provided that all other revenue recognition criteria have been met.

The Company does not grant a right of return to its customers. In transactions where a customer's contractual terms include a provision for customer acceptance based on customer-specified subjective criteria, or for evaluation purposes, the Company recognizes revenues only when such acceptance has been obtained or as the acceptance provision lapses. However, in transactions where a customer's contractual terms include a provision for customer acceptance based on customer-specified objective criteria, the Company recognizes revenue if it can demonstrate that the delivered product meets the specified criteria prior to customer acceptance.

The Company usually sells its software licenses as part of an overall solution offered to a customer that combines the sale of software licenses with customization, implementation and integration services. In arrangements which include significant customization of software and services, the Company accounts for the services together with the software under contract accounting in accordance with ASC 605-35, "Construction-Type and Production-Type Contracts".

Revenues recognized in accordance with ASC 605-35 are accounted for using the percentage of completion method. The percentage of completion method is used when the required services are quantifiable, based on the estimated number of labor hours necessary to complete the project, and under that method revenues are recognized using labor hours incurred as the measure of progress towards completion.

Revenue from software that does not require services, including licenses sold subsequent to the initial installation, is recognized upon delivery, assuming all other revenue recognition criteria has been met.

Revenue from post-implementation consulting and integration services is recognized as work is performed.

Maintenance revenue is recognized ratably over the term of the maintenance agreement. Deferred revenues include unearned amounts received under maintenance and support agreements and amounts received from customers, for which revenues have not yet been recognized.

Revenues from software arrangements involving multiple elements, such as software, post-contract customer support and maintenance, consulting and training, are allocated to the different elements in the arrangement under the "residual method" when Vendor Specific Objective Evidence ("VSOE") of fair value exists for all undelivered elements and no VSOE exists for the delivered elements. The residual method of allocation requires an entity to first allocate revenue to the fair value of the undelivered elements (maintenance and other services) and the residual revenue to the delivered element (software licenses). Any discount in the arrangement is allocated to the delivered element.

VSOE of fair value for maintenance and other services is generally determined based on the price charged for the undelivered element when sold separately or based on the stated maintenance renewal rate specified in the contract. The Company's process for establishing VSOE of fair value of maintenance services (PCS) is through performance of VSOE compliance test which is an analysis of the entire population of PCS renewal activity for its installed base of customers. The Company's process for the establishment of VSOE of fair value for professional services is through a performance of an analysis of the entire population of separate sales of services.

The Company accounts for reimbursements received for out-of-pocket expenses incurred, in accordance with ASC 605-45-45, "Reimbursements Received for Out-of-Pocket Expenses Incurred", under which reimbursements received for out-of-pocket expenses incurred should be characterized as revenue in the income statement. The reimbursements received for out-of-pocket expenses for years ended December 31, 2013, 2012 and 2011 amounted to $ 347, $ 287 and $ 531, respectively.

l.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718 "Compensation - Stock Compensation, which requires the measurement and recognition of compensation expense based on estimated fair values for all stock-based payment awards made to employees and directors. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of operations.

The Company recognizes compensation expenses for the value of its awards based on the accelerated attribution method over the requisite service period of each of the awards, net of estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company estimates the fair value of stock options awards using the Black-Scholes option pricing model. This option-pricing model requires a number of assumptions, described below. The Company has historically not paid dividends and has no foreseeable plans to pay dividends. The Company used its historical stock prices for calculating volatility. The risk-free interest rate assumption is based on the rate of zero-coupon U.S. government securities appropriate for the expected term of the Company's employee stock options. The Company determined the expected life of the options according to the average of the vesting period and the expiration period.

The fair value for options granted in 2013, 2012 and 2011 was estimated at the date of grant using the following weighted average assumptions:

	2013	2012	2011

Dividend yield	0%	0%	0%
Expected volatility	58%	50%	48%
Risk-free interest	1.33%	1.16%	1.56%
Expected term (years)	5.6	5.6	4.5

m.	Advertising expenses:

Advertising expenses are charged to the statements of operations, as incurred. Advertising expenses for the years ended December 31, 2013, 2012 and 2011 were $ 170, $ 161 and $ 82, respectively.

n.	Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date. Israeli employees are entitled to severance equal to one month's salary for each year of employment or a portion thereof. The Company's liability for its Israeli employees, not under section 14 discussed below, is fully provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds include profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies.

Commencing from 2005, new employees of the Company are subject to Section 14 of the Severance Pay Law, under which the payments to the pension funds and insurance companies discharge the Company's obligation to the employees. Accumulated amounts in the pension funds and with the insurance companies are not under the control or administration of the Company, and accordingly, neither those amounts nor the corresponding accrual for severance pay are reflected in the balance sheet.

The severance pay expense for the years ended December 31, 2013, 2012 and 2011 amounted to $ 196, $ 398 and $ 264, respectively.

o.	Fair value of financial instruments:

The Company measures its investments in marketable securities and its foreign currency derivative contracts at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

Level 2 -	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 -	Unobservable inputs for the asset or liability.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, restricted cash, trade receivables, other current assets, trade payables and other liabilities approximate their fair value due to the short-term maturities of such instruments.

p.	Derivative instruments:

The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company's exposure in currencies other than the dollar. The Company recognizes derivative instruments as either assets or liabilities and measures those instruments at fair value. If a derivative meets the definition of a hedge and is so designated, changes in the fair value of the derivative are recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative designated as a hedge is recognized in earnings. If a derivative does not meet the definition of a hedge, the changes in the fair value are included in earnings.

q.	Net earnings (loss) per share:

Basic net earnings (loss) per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings (loss) per share are computed based on the weighted average number of Ordinary shares outstanding during each year, plus potentially dilutive Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share".

All outstanding stock options have been excluded from the calculation of the diluted net loss per share in 2012 and 2011. The total weighted average number of shares related to the outstanding stock options excluded from the calculations of diluted net earnings (loss) per share due to their anti-dilutive effect was 510,705, 513,691 and 484,935 for the years ended December 31, 2013, 2012 and 2011, respectively.

r.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, marketable securities, trade receivables and restricted cash.

Cash, cash equivalents and restricted cash are invested mainly in U.S. dollars with major banks in the United States, Israel and other international banks. Such cash and cash equivalents in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally, these investments may be redeemed upon demand and therefore bear minimal risk.

The Company's marketable securities include investments in equity. The Company's investment policy limits the amount the Company may invest in any one type of issuer, thereby reducing credit risk concentrations. In addition, the policy establishes minimum credit ratings for all types of securities.

The Company's trade receivables are mainly derived from sales to customers in North America and Europe. In judging the probability of collection from customers the Company continuously monitors collection and payments based upon the Company's historical experience of its existing customers. In connection with customers with whom the Company does not have previous experience, it evaluates the creditworthiness of those customers. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection.

s.	Treasury shares:

The Company presents the cost to repurchase treasury shares as a reduction of shareholders' equity.

t.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC 220 "Comprehensive Income". This Statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of comprehensive income relate to foreign currency translation adjustments, gains (losses) on hedging derivative instruments and unrealized gains (losses) on marketable securities.